Gold Bullion Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
IfrsStatementLineItems [Line Items]
Less: conversion component of convertible loans		$ 613	$ 125
Interest accretion		(584)	(746)
Gold bullion loans [member]
IfrsStatementLineItems [Line Items]
Balance		3,757
Loans received		223
Less: repayment of loans converted to shares		(3,952)
Less: conversion component of convertible loans		(24)
Interest accrued		228
Issuance of shares for interest payment		(267)
Interest accretion		35
Balance			$ 3,757